Common Stock Warrants (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Common Stock Warrants Tables
Summary of information about the Common Stock Warrants outstanding

The following is a summary of information about the Common Stock Warrants outstanding at September 30, 2013.

Shares Underlying Warrants Outstanding				Shares Underlying Warrants Exercisable
Range of	Shares Underlying	Weighted Average Remaining	Weighted Average	Shares Underlying	Weighted Average
Exercise	Warrants	Contractual	Exercise	Warrants	Exercise
Prices	Outstanding	Life	Price	Exercisable	Price

$0.00001 – $1.45	39,640,000	6.61 years	$0.1177	39,340,000	$0.1112

The following is a summary of information about the Common Stock Warrants outstanding at December 31, 2012.

Shares Underlying Warrants Outstanding				Shares Underlying Warrants Exercisable
Range of Exercise	Shares Underlying Warrants	Weighted Average Remaining Contractual	Weighted Average Exercise	Shares Underlying Warrants	Weighted Average Exercise
Prices	Outstanding	Life	Price	Exercisable	Price

$0.00001 – $1.45	39,686,489	7.3 years	$0.00195	38,746,489	$0.07891

The following is a summary of information about the Common Stock Warrants outstanding at December 31, 2011.

Shares Underlying Warrants Outstanding				Shares Underlying Warrants Exercisable
Range of Exercise	Shares Underlying Warrants	Weighted Average Remaining Contractual	Weighted Average Exercise	Shares Underlying Warrants	Weighted Average Exercise
Prices	Outstanding	Life	Price	Exercisable	Price

$0.00001 – $1.10	37,223,200	8.3 years	$0.00195	36,500,000	$0.00001

Weighted-average assumptions used for grants

The fair value of each warrant grant is estimated on the date of grant using the Black-Scholes option pricing model with the following weighted-average assumptions used for grants under the fixed option plan:

	September 30,	December 31,
	2013	2012

Average risk-free interest rates	0.63%	3.27%
Average expected life (in years)	3.0	5.0

The fair value of each warrant grant is estimated on the date of grant using the Black-Scholes option pricing model with the following weighted-average assumptions used for grants under the fixed option plan:

	December 31,	December 31,
	2012	2011

Average risk-free interest rates	0.63%	3.27%
Average expected life (in years)	2.9	5.0

Summary of activity of outstanding common stock warrants

The following is a summary of activity of outstanding common stock warrants:

		Weighted
		Average
	Number of	Exercise
	Shares	Price

Balance, December 31, 2011	37,223,200	$0.00195
Warrants expired	-	-
Warrants granted	3,183,289	1.38054
Warrants exercised	(720,000)	(0.06528)
Balance, December 31, 2012	39,686,489	$0.11138
Warrants expired	(169,289)	(0.4362)
Warrants granted	410,000	0.9037
Warrants exercised	(287,200)	(0.1850)
Balance, September 30, 2013	39,640,000	$0.1177

Exercisable, September 30, 2013	39,640,000	$0.1177

The following is a summary of activity of outstanding common stock warrants:

		Weighted
		Average
	Number of	Exercise
	Shares	Price

Balance, December 31, 2010	36,500,000	$0.00001
Warrants cancelled	-	-
Warrants granted	723,200	0.10
Warrants exercised	-	-
Balance, December 31, 2011	37,223,200	$0.00195
Warrants cancelled	-	-
Warrants granted	3,183,289	1.38054
Warrants exercised	(720,000)	(0.06528)
Balance, December 31, 2012	39,686,489	$0.11138

Exercisable, December 31, 2012	38,746,489	$0.07891